Income Taxes - Sources and Movement in Deferred Tax Assets and Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax operating loss carryforwards	$ 22	$ 38	$ 18
Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax operating loss carryforwards	1
Caribbean [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax operating loss carryforwards	3
US [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax operating loss carryforwards	18
Deferred tax capital loss carryforwards	$ 2